Item 1. Report to Shareholders

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Financials


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T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Financials

Financial Highlights
--------------------------------------------------------------------------------
For a share outstanding throughout each period

                             6 Months                Year            11/30/00
                                Ended               Ended             Through
                              4/30/03            10/31/02            10/31/01
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period                    $   6.68            $   7.78            $  10.00

Investment activities

  Net investment
  income (loss)                  0.07                0.09                0.10

  Net realized and
  unrealized gain (loss)         0.09               (1.12)              (2.32)

  Total from
  investment activities          0.16               (1.03)              (2.22)

Distributions

Net investment
income                          (0.10)              (0.07)               --

NET ASSET VALUE

End of period                $   6.74            $   6.68            $   7.78
                             ---------------------------------------------------

Ratios/Supplemental Data

Total return^                    2.45%             (13.38)%            (22.20)%

Ratio of total
expenses to
average net
assets                         0.50%!                0.50%             0.50%!

Ratio of net
investment
income (loss)
to average
net assets                     2.21%!                1.59%             1.51%!


Portfolio
turnover rate                  47.5%!                49.0%             63.1%!

Net assets,
end of
period
(in thousands)               $ 13,754            $ 12,031            $  7,502



^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                April 30, 2003

Statement of Net Assets                                 Shares            Value
--------------------------------------------------------------------------------
                                                                   In thousands

EUROPE/FAR EAST  1.0%

Common Stocks  1.0%

  iShares MSCI EAFE (USD)                            1,400      $           140

  Total Europe/Far East (Cost $135)                                         140


  FOREIGN/EUROPE  0.2%

  Common Stocks  0.2%

  iShares MSCI EMU (USD)                               700                   32

  Total Foreign/Europe (Cost $28)                                            32


  AUSTRALIA  5.0%

  Common Stocks  4.8%

  Alumina                                            2,613                    7

  Amcor                                              2,215                   11

  AMP                                                2,787                   15

  AMP Diversified Property                             345                    1

  Ansell Limited *                                     518                    2

  Australia & New Zealand Banking                    3,424                   40

  Australian Foundation Investment                   1,202                    3

  Australian Gas Light                                 954                    7

  AXA Asia Pacific                                   2,595                    4

  Bank of Western Australia                              5                    0

  BHP Billiton                                       8,773                   50

  BHP Steel                                          1,371                    3

  Boral                                              1,319                    4

  Brambles Industries                                2,420                    8

  Caltex Australia *                                   119                    0

  CFS Gandel Retail Trust                            2,722                    2

  Coca Cola Amatil                                   1,019                    4

  Cochlear Limited                                      74                    2

  Coles Myer                                         1,994                    9

  Commonwealth Bank of Australia                     2,883                   49

  Computershare                                      1,158                    1

  CSL                                                  452                    4

  CSR                                                2,259                    2

  Foodland Associated                                  646                    8


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  Foster's Group                                     4,530      $            13

  General Property Trust                             4,766                    9

  Harvey Norman                                      2,608                    4

  Iluka Resources                                      547                    1

  Insurance Australia Group Limited                  3,233                    6

  iShares MSCI Australia (USD)                       1,600                   16

  James Hardie Industries                              470                    2

  John Fairfax                                         156                    0

  Lend Lease                                           773                    5

  Lion Nathan                                          914                    3

  Macquarie Bank                                       433                    7

  Macquarie Infrastructure Group                     4,365                    9

  Mayne Group                                        3,154                    6

  MIM                                                3,915                    4

  Mirvac                                             1,426                    4

  National Australia Bank                            3,473                   71

  National Foods                                     1,643                    3

  Newcrest Mining                                      980                    4

  News Corporation                                   3,563                   25

  Orica                                              1,230                    8

  Origin Energy                                      2,350                    7

  Patrick Corporation                                  376                    3

  Publishing & Broadcasting                             71                    0

  Qantas Airways                                     1,613                    3

  QBE Insurance                                      1,248                    7

  Rinker Group *                                     2,259                    7

  Rio Tinto                                            895                   18

  Santos                                             1,210                    4

  Seven Network                                         80                    0

  Southcorp                                          1,509                    4

  St. George Bank                                    1,133                   14

  Stockland                                          1,927                    6

  Suncorp Metway                                     1,171                    8

  Tabcorp (misc. symbol)                               840                    6

  Telstra                                            5,793                   15

  Transurban                                         1,098                    3

  Wesfarmers                                           883                   13


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  Westfield Holdings                                 1,300      $            12

  Westfield Trust                                    4,829                   10

  Westpac Banking                                    4,110                   41

  WMC Resources Limited *                            2,651                    7

  Woodside Petroleum                                   937                    7

  Woolworths                                         2,194                   18

                                                                            649


  Preferred Stocks  0.2%

  News Corporation                                   5,621                   33

                                                                             33

  Total Australia (Cost $620)                                               682


  AUSTRIA  0.3%

  Common Stocks  0.3%

  Andritz                                               55                    1

  Austrian Airlines *                                    9                    0

  BBAG                                                   8                    1

  Bohler-Uddeholm                                       31                    2

  Brau-Union                                             8                    1

  BWT                                                  108                    2

  CA Immobilien Anlagen *                               67                    1

  Erste Bank                                           138                   11

  EVN                                                    7                    0

  Immofinanz Immobilien Anlagen *                      887                    6

  Lenzing                                                1                    0

  Mayr-Melnhof Karton                                   26                    2

  OMV                                                   34                    4

  Palfinger                                              1                    0

  Semperit Holdings                                     22                    0

  Sparkassen Immobilien *                               40                    0

  Telekom Austria *                                    431                    5

  Uniqa Versicherungen                                  68                    1

  VA Technologie *                                       8                    0

  Voest-Alpine                                          33                    1

  Wienerberger                                         205                    4

  Total Austria (Cost $31)                                                   42


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T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

  BELGIUM  1.1%

  Common Stocks  1.1%

  Ackermans & Van Haaren                                21      $             0

  Agfa Gevaert (misc. symbol)                          485                   10

  Almanij                                              192                    7

  Bekaert                                               40                    2

  CNP                                                   17                    2

  Colruyt                                               32                    2

  D'Ieteren                                             15                    2

  Delhaize Group                                       175                    4

  Dexia                                              2,120                   24

  Electrabel                                            97                   23

  Fortis                                             1,660                   28

  Groupe Bruxelles Lambert                             141                    6

  Interbrew                                            507                   11

  KBC Bank                                             195                    7

  Mobistar *                                            58                    2

  Solvay                                                99                    7

  Tessenderlo Chemie                                    83                    3

  UCB                                                  234                    6

  Umicore                                               17                    1

  Total Belgium (Cost $162)                                                 147


  BERMUDA  0.1%

  Common Stocks  0.1%

  Kowloon Motor Bus Holdings (HKD)                     800                    4

  Yue Yuen Industrial (HKD)                          4,000                    8

  Total Bermuda (Cost $7)                                                    12


  CAYMAN ISLAND  0.0%

  Common Stocks  0.0%

  Tingyi Holding (HKD)                               6,000                    1

  Total Cayman Island (Cost $1)                                               1


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T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

  DENMARK  0.7%

  Common Stocks  0.7%

  Carlsberg, Series B (misc. symbol)                    54      $             2

  Codan *                                               12                    0

  Coloplast                                             45                    3

  Copenhagen Airports                                   17                    1

  Danisco                                              176                    6

  Danske Bank                                        1,759                   34

  FLS Industries, Series B *                             1                    0

  GN Great Nordic *                                    603                    2

  Group 4 Falck                                        120                    2

  H. Lundbeck                                          275                    6

  ISS                                                   92                    3

  Jyske Bank *                                         168                    6

  NEG Micon                                             53                    1

  Novo Nordisk                                         502                   18

  Novozymes, Series B                                  122                    3

  TDC A/S                                              361                    9

  Topdanmark *                                          54                    2

  Vestas Wind Systems                                  186                    2

  William Demant *                                      84                    2

  Total Denmark (Cost $109)                                                 102


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T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

  FINLAND  1.8%

  Common Stocks  1.8%

  Elisa *                                              408                    3

  Fortum                                               874                    6

  Metso                                                322                    3

  Nokia                                             11,267                  191

  Sampo, Series A                                      633                    5

  Stora Enso                                         1,586                   17

  TietoEnator                                          212                    3

  UPM- Kymmene                                       1,205                   18

  Total Finland (Cost $325)                                                 246


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T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

  FRANCE  9.9%

  Common Stocks  9.9%

  Accor                                                497      $            16

  Alcatel *(misc. symbol)                            3,130                   26

  Assurances Generales de France                       169                    6

  Aventis (misc. symbol)                             1,862                   95

  AXA                                                4,128                   63

  BNP Paribas                                        2,061                   97

  Bouygues                                             590                   14

  Canal Plus                                            69                    0

  Cap Gemini *                                         289                    9

  Carrefour                                          1,634                   71

  Casino Guichard-Perrachon                             51                    4

  Christian Dior                                       200                    7

  Compagnie de Saint-Gobain                            805                   28

  Credit Agricole (misc. symbol)                       625                   12

  Credit Lyonnais *                                    597                   37

  Essilor International                                234                   10

  France Telecom *                                   1,586                   37

  Groupe Danone                                        323                   46

  L'Air Liquide                                        235                   36

  L'Oreal                                              827                   59

  Lafarge                                              284                   19

  Lagardere S.C.A.                                     324                   12

  LVMH                                                 877                   38

  Michelin                                             244                    9

  Orange *                                           1,613                   13

  Pechiney                                             191                    6

  Pernod-Ricard                                        153                   13

  Peugeot                                              424                   20

  Pinault Printemps Redoute                            210                   15

  Renault                                              306                   13

  Rexel                                                 44                    1

  Sanofi-Synthelabo                                    848                   51

  Schneider Electric *                                 555                   26

  Societe Generale                                     979                   60

  Societe Television
  Francaise 1 (misc. symbol)                           346                   10


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  Sodexho Alliance (misc. symbol)                      283      $             6

  STMicroelectronics                                 1,612                   33

  Suez                                               2,602                   42

  Thales                                               201                    5

  Thomson *                                            434                    6

  TotalFinaElf, Series B (misc. symbol)              1,602                  211

  Valeo                                                137                    4

  Vinci                                                162                   11

  Vivendi Environment                                  891                   19

  Vivendi Universal                                  2,433                   40

  Total France (Cost $1,610)                                              1,356


  GERMANY  6.6%

  Common Stocks  6.5%

  Adidas-Salomon                                        98                    8

  Allianz                                              650                   46

  Altana                                               144                    7

  AMB                                                   39                    2

  BASF (misc. symbol)                                1,426                   64

  Bayer (misc. symbol)                               1,670                   31

  Bayerische Hypo-und Vereinsbank                      813                   11

  Beiersdorf, Series A                                  91                   11

  BMW                                                  668                   22

  Commerzbank                                          849                    8

  Continental *                                        322                    6

  DaimlerChrysler (misc. symbol)                     2,294                   74

  Degussa                                               69                    2

  Deutsche Bank                                      1,425                   74

  Deutsche Lufthansa *(misc. symbol)                   449                    5

  Deutsche Post                                        789                    9

  Deutsche Telekom                                   7,315                   98

  E.On                                               1,609                   77

  Fresenius Medical Care                                95                    5

  Gehe                                                  74                    3

  HeidelbergCement                                      41                    1

  Henkel                                               126                    7

  HVB Group                                             84                    1

  Infineon Technologies *                            1,749      $            13

  Karstadt (misc. symbol)                              179                    3


  Linde                                                216                    8

  MAN                                                  214                    4

  Metro                                                360                   10

  MLP (misc. symbol)                                   285                    3

  Munich Re                                            295                   30

  RWE                                                1,018                   27

  SAP                                                  605                   62

  Schering                                             447                   20

  Siemens                                            2,072                  104

  ThyssenKrupp (misc. symbol)                          826                    9

  TUI                                                  312                    5

  Volkswagen                                           718                   25

                                                                            895


  Preferred Stocks  0.1%

  Henkel (Non-voting shares)                           153                   10

                                                                             10

  Total Germany (Cost $1,194)                                               905


  GREECE  0.5%

  Common Stocks  0.5%

  Agriculture Bank of Greece *                          80                    1

  Alpha Bank *                                         437                    6

  Alpha Investment *                                   301                    1

  Altec Information &
  Communications Systems *                           1,614                    1

  Aluminium of Greece                                   50                    1

  Aspis Pronia General Insurance *                     265                    0

  Athens Water Supply & Sewage                          24                    0

  Attica Enterprises                                   184                    0

  Babis Vovos                                           10                    0

  Bank of Greece                                         8                    1

  Bank of Piraeus                                      132                    1

  Chipita International                                 50                    0

  Coca-Cola Hellenic Bottling                          239                    4


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  Commercial Bank of Greece                             77      $             1

  Corinth Pipeworks                                     30                    0

  Cosmote                                              220                    2

  Delta                                                193                    1

  EFG Eurobank Ergasias *                              397                    5

  Egnatia Bank                                         229                    1

  Elais Oleaginous Products                              6                    0

  ETBA                                                 192                    0

  Ethniki General Insurance *                           10                    0

  General Construction                                 190                    1

  Goody's                                                2                    0

  Greek Organization
  of Football Prognostics                              400                    4

  Hellenic Duty Free Shops                              97                    1

  Hellenic Petroleum                                    92                    1

  Hellenic Sugar                                        10                    0

  Hellenic Telecommunications
  Organization                                         803                    9

  Heracles General Cement                               40                    0

  Hyatt Regency Hotels
  and Tourism                                           35                    0

  Iaso                                                 254                    2

  Info-Quest *                                         215                    0

  Inform P. Lykos                                      110                    1

  Intracom                                             164                    1

  J&P-Avax                                              40                    0

  Lambrakis Press *                                     59                    0

  M.J. Maillis                                         290                    1

  Minoan Lines *                                       379                    1

  N.B.G. Real Estate Development                        50                    0

  Naoussa Spinning Mills *                              27                    0

  National Bank of Greece *                            448                    6

  Pouliades Associates                                 221                    0

  Public Power *                                       200                    3

  Sarantis *                                           400                    1

  Singular                                             105                    0

  Technical Olympic                                    759                    2

  Tiletipos                                             21                    0

  Titan Cement                                          30                    1


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  Unisystems                                            23      $             0

  Viohalco                                             250                    1

  Vodafone Panafon                                     741                    5

                                                                             67


Preferred Stocks  0.0%

  Delta                                                345                    2

  Motor Oil Hellas                                      30                    0

                                                                              2

  Total Greece (Cost $91)                                                    69


  HONG KONG  2.1%

  Common Stocks  2.1%

  Bank of East Asia                                  2,400                    4

  BOC Hong Kong                                      6,000                    6

  Cathay Pacific Airways                             4,000                    5

  Cheung Kong Holdings                               4,000                   22

  Cheung Kong Infrastructure Holdings                2,000                    4

  China Mobile (Hong Kong)                          14,500                   29

  China Overseas Land                                2,000                    0

  China Resources Enterprise (misc. symbol)          4,000                    3

  China Unicom *                                     6,000                    3

  Citic Pacific                                      2,000                    3

  CLP                                                3,700                   15

  CNOOC                                             10,000                   13

  Cosco Pacific                                      4,000                    3

  Dairy Farm International (USD)                     4,500                    5

  Denway Motors                                      6,000                    2

  Esprit                                             1,500                    3

  Hang Lung Development                              1,000                    1

  Hang Lung Properties Limited                       3,000                    3

  Hang Seng Bank                                     1,800                   18

  Henderson Investor                                 2,000                    2

  Henderson Land Development                         1,000                    2

  Hong Kong & China Gas                             11,930                   14

  Hong Kong & Shanghai Hotels *                      5,000                    2

  Hong Kong Electric                                 3,000                   12

  Hong Kong Land (USD)                               5,000                    6


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  Hutchison Whampoa                                  7,000      $            39

  Hysan Development                                  1,000                    1

  Shares MSCI Hong Kong (USD)                          400                    3

  Jardine Matheson (USD)                               800                    5

  Johnson Electric                                   4,500                    5

  Kerry Properties                                   1,500                    2

  Legend                                            16,000                    4

  Li & Fung                                          4,000                    4

  MTR                                                4,500                    5

  New World Development                              2,000                    1

  PCCW Limited *                                     3,200                    2

  Shanghai Industrial Holdings                       2,000                    2

  Shangri-La Asia                                    2,000                    1

  Sino Land                                          4,000                    1

  South China Morning Post                           6,000                    2

  Sun Hung Kai Properties                            4,000                   19

  Swire Pacific, Series A                            1,500                    6

  Swire Pacific, Series B                            5,000                    3

  Wharf                                              2,000                    4

  Wheelock                                           1,000                    1

  Total Hong Kong (Cost $410)                                               290


  IRELAND  0.8%

  Common Stocks  0.8%

  Allied Irish Banks                                 2,131                   33

  Bank of Ireland                                    2,355                   29

  CRH                                                1,144                   17

  DCC                                                  179                    2

  Elan *                                             1,140                    4

  Independent News & Media                           1,359                    2

  Independent News & Media, Rights *                   362                    0

  Irish Life & Permanent                               771                    9

  Kerry                                                523                    8

  Ryanair *                                            726                    5

  Total Ireland (Cost $105)                                                 109

  ITALY  4.3%

  Common Stocks  4.3%

  Alleanza
  Assicurazioni (misc. symbol)                       1,080      $            10

  Assicurazioni
  Generali (misc. symbol)                            3,053                   70

  Banca Antonveneta                                    502                    9

  Banca Fideuram                                       761                    4

  Banca Intesa                                      10,102                   26

  Banca Lombarda *                                     691                    8

  Banca Monte dei
  Paschi di Siena                                    2,341                    7

  Banca Popolare
  di Bergamo (misc. symbol)                            256                    5

  Banco Popolare di
  Verona e Novara (misc. symbol)                       861                   12

  Benetton                                             254                    2

  BNL *                                              2,761                    5

  Bulgari                                              228                    1

  Capitalia (misc. symbol)                           4,217                    7

  Enel (misc. symbol)                                5,685                   34

  ENI                                                7,034                  100

  Fiat (misc. symbol)                                  681                    5

  Fineco *(misc. symbol)                             3,285                    2

  Finmeccanica                                      18,517                   11

  Fondiaria-Sai                                        151                    2

  Gruppo Editoriale L'Espresso                         521                    2

  HDP *                                              1,491                    4

  Ifil (Ordinary shares) (misc. symbol)                365                    1

  Ifil (Savings shares)                                 65                    0

  Italcementi (misc. symbol)                           187                    2

  Luxottica Group                                      443                    5

  Mediaset                                           1,456                   12

  Mediobanca                                           808                    8

  Mediolanum                                           395                    2

  Olivetti *                                        14,781                   17

  Pharmalat Finanz (misc. symbol)                    1,126                    3

  Pirelli (misc. symbol)                             4,418                    4

  RAS                                                  790                   11

  Saipem (misc. symbol)                              1,109                    8

  San Paolo IMI (misc. symbol)                       2,345                   19

  Seat Pagine Gialle * (misc. symbol)               13,052                    9

  Snam Rete Gas                                      2,197      $             8

  Telecom Italia
  (Ordinary shares) (misc. symbol)                   6,314                   52

  Telecom Italia (Savings shares)                    3,207                   16

  Telecom Italia Mobile                              9,793                   46

  UniCredito Italiano (misc. symbol)                11,012                   48

  Total Italy (Cost $684)                                                   597


  JAPAN  18.0%

  Common Stocks  18.0%

  77 Bank                                            1,000                    4

  ACOM                                                 200                    6

  Advantest                                            100                    3

  AEON                                                 600                   14

  Aiful                                                 50                    2

  Aioi Insurance                                     1,000                    2

  Ajinomoto                                          2,000                   20

  All Nippon Airways *(misc. symbol)                 5,000                    8

  Asahi Breweries                                    2,000                   12

  Asahi Glass                                        2,000                   11

  Asahi Kasei                                        2,000                    5

  Ashikaga Financial Group *                         7,000                    9

  Bank of Yokohama                                   1,000                    4

  Benesse                                              300                    4

  Bridgestone                                        1,000                   11

  Canon                                              1,000                   40

  Central Japan Railway                                  2                   13

  Chubu Electric                                     1,500                   30

  Chugai Pharmaceutical                              1,900                   20

  Chugoku Electric Power                               800                   13

  Citizen Watch                                      1,000                    5

  Credit Saison                                        300                    6

  CSK (misc. symbol)                                   100                    2

  Dai Nippon Printing                                2,000                   19

  Daido Steel                                        1,000                    1

  Daiel * (misc. symbol)                            13,000                   14

  Dainippon Ink & Chemicals                          9,000                   14

  Daito Trust Construction                            6000                   11

  Daiwa House Industry                               1,000      $             6

  Daiwa Securities                                   3,000                   12

  Denso                                              1,200                   17

  East Japan Railway                                     7                   32

  Eisai                                                400                    7

  FamilyMart                                           200                    4

  Fanuc                                                300                   12

  Fast Retailing                                       200                    6

  Fuji Electric                                      5,000                    9

  Fuji Heavy Industries                              1,000                    4

  Fujisawa Pharmaceutical                            1,000                   17

  Fujitsu                                            3,000                    8

  Furukawa Electric                                  1,000                    2

  Gunma Bank                                         1,000                    5

  Hachijuni Bank                                     1,000                    3

  Hankyu *                                           2,000                    5

  Hanshin Electric Railway                           1,000                    3

  Heiwa                                                700                   11

  Hitachi                                            6,000                   20

  Hitachi Capital                                      100                    1

  Hitachi Chemical                                     300                    3

  Hokkaido Electric Power                              500                    7

  Hokuriku Bank *                                   15,000                   19

  Hokuriku Electric Power                              500                    8

  Honda Motor                                        1,700                   56

  Hoya                                                 300                   18

  iShares MSCI Japan (USD) *                         9,400                   60

  Ishikawajima Harima Heavy Industries               6,000                    5

  Isuzu Motors *(misc. symbol)                      10,000                    8

  Ito-Yokado                                         1,000                   24

  Itochu                                             2,000                    4

  Itochu Techno-Science                                100                    2

  Japan Airlines System                              1,000                    2

  Japan Telecom Holdings                                 2                    5

  Japan Tobacco                                          2                   12

  JFE Holdings                                         900                   11

  Joyo Bank                                          1,000                    3

  Kajima (misc. symbol)                              2,000      $             4

  Kanebo *                                           1,000                    1

  Kansai Electric Power                              1,800                   30

  Kao                                                1,000                   18

  Kawasaki Heavy Industries                          6,000                    5

  Kawasaki Kisen Kaisha (misc. symbol)               5,000                   11

  KDDI                                                   7                   21

  Keihin Electric Express Railway                    1,000                    5

  Keio Electric Railway                              1,000                    5

  Keyence                                              100                   16

  Keyence (Bonus shares) *                              10                    2

  Kinki Nippon
  Railways *(misc. symbol)                           3,000                    7

  Kirin Brewery                                      2,000                   15

  Kobe Steel *                                       4,000                    2

  Komatsu                                            1,000                    4

  Konami                                               200                    3

  Konica                                             1,000                    9

  Kubota                                             2,000                    5

  Kuraray                                            1,000                    6

  Kyocera                                              400                   20

  Kyowa Hakko Kogyo                                  1,000                    4

  Kyushu Electric Power                              1,000                   16

  Lawson                                               200                    6

  Makita                                             1,000                    8

  Marubeni                                           6,000                    6

  Marui                                              2,000                   17

  Matsushita Electric Industrial                     4,000                   32

  Matsushita Electric Works                          1,000                    5

  Mazda Motor (misc. symbol)                         2,000                    4

  Millea Holdings                                        3                   19

  Minolta                                            2,000                   11

  Mitsubishi                                         3,000                   18

  Mitsubishi Chemical                                4,000                    7

  Mitsubishi Electric                                5,000                   13

  Mitsubishi Estate                                  2,000                   12

  Mitsubishi Heavy Industries                        8,000                   18

  Mitsubishi Materials *                             2,000                    2

  Mitsubishi Tokyo Financial                             7      $            24

  Mitsui                                             3,000                   14

  Mitsui Chemical                                    1,000                    4

  Mitsui Engineering
  & Shipbuilding                                     3,000                    3

  Mitsui Fudosan                                     2,000                   11

  Mitsui Mining & Smelting                           1,000                    3

  Mitsui O.S.K. Lines                                2,000                    5

  Mitsui Sumitomo Insurance                          3,000                   14

  Mitsukoshi (misc. symbol)                          1,000                    2

  Mitsumi Electric                                     400                    3

  Mizuho Financial Group *                              18                   10

  Mizuho Trust &
  Banking *(misc. symbol)                           14,000                   10

  Murata Manufacturing                                 600                   21

  Nagoya Railroad *                                  1,000                    3

  NEC                                                3,000                    9

  Nikko Securities                                   3,000                    8

  Nintendo                                             200                   16

  Nippon Express                                     2,000                    7

  Nippon Mining
  Holdings (misc. symbol)                            3,500                    6

  Nippon Oil                                         2,000                    8

  Nippon Sheet Glass                                 1,000                    2

  Nippon Steel                                      16,000                   18

  Nippon Telegraph & Telephone                           7                   25

  Nippon Unipac                                          2                    6

  Nippon Yusen                                       2,000                    7

  Nipponkoa Insurance                                1,000                    3

  Nissan Motor                                       5,000                   38

  Nissin Food Products                                 400                    9

  Nitto Denko                                          400                   12

  Nomura Securities                                  4,000                   40

  NTT Data                                               3                    7

  NTT DoCoMo                                            47                   97

  Obayashi                                           1,000                    3

  Odakyu Electric Railway                            2,000                    9

  Oji Paper                                          2,000                    8

  Oki Electric Industry *                            3,000                    6

  Oracle Japan                                        1000                    3

  Oriental Land                                        100      $             4

  Orix                                                 200                    9

  Osaka Gas                                          3,000                    9

  Pioneer                                              300                    6

  Promise                                              100                    3

  Resona Holdings *(misc. symbol)                    9,000                    4

  Ricoh                                              2,000                   31

  Rohm                                                 300                   31

  Sankyo                                             1,000                   14

  Sanrio                                               500                    2

  Sanyo Electric                                     3,000                    9

  Secom                                                500                   12

  Sega *                                               400                    2

  Sekisui House                                      1,000                    7

  Seven-Eleven Japan                                 1,000                   24

  Sharp                                              2,000                   21

  Shikoku Electric Power                               500                    8

  Shimano                                            1,500                   24

  Shimizu                                            1,000                    3

  Shin-Etsu Chemical                                   700                   21

  Shionogi & Co.                                     1,000                   12

  Shiseido                                           1,000                    9

  Shizuoka Bank                                      1,000                    7

  Shohkoh Fund (misc. symbol)                           30                    2

  Showa Denko *                                      5,000                    8

  SMC                                                  100                    8

  Softbank (misc. symbol)                              500                    6

  Sompo Japan Insurance                              1,000                    5

  Sony                                               2,100                   51

  Sumitomo                                           2,000                    8

  Sumitomo Chemicals                                 3,000                    8

  Sumitomo Electric Industries                       1,000                    6

  Sumitomo Metal Industries *                        8,000                    4

  Sumitomo Metal Mining                              1,000                    3

  Sumitomo Mitsui Financial
  Group (misc. symbol)                                  10                   16

  Sumitomo Osaka Cement                              3,000                    4

  Sumitomo Realty &
  Development (misc. symbol)                         1,000                    3

  Sumitomo Trust & Banking                           1,000                    3

  Suzuki Motor                                       1,000                   12

  Taiheiyo Cement (misc. symbol)                     5,000      $             7

  Taisei                                             1,000                    2

  Takeda Chemical Industries                         1,500                   55

  Takefuji                                             160                    8

  TDK                                                  200                    7

  Teijin                                             1,000                    2

  Terumo                                               700                   12

  The Bank of Fukuoka                                1,000                    4

  Tobu Railway                                       1,000                    3

  Toho                                                 600                    5

  Tohoku Electric Power                              1,000                   16

  Tokyo Electric Power                               2,300                   47

  Tokyo Electron                                       300                   11

  Tokyo Gas                                          5,000                   16

  Tokyu                                              2,000                    5

  Toppan Printing                                    1,000                    6

  Toray Industries                                   2,000                    5

  Toshiba                                            6,000                   16

  Tosoh                                              1,000                    2

  Toto                                               1,000                    5

  Toyobo                                             3,000                    4

  Toyoda Gosei                                       1,100                   20

  Toyota Industries                                    500                    7

  Toyota Motor                                       6,300                  143

  Ube Industries                                     3,000                    4

  UFJ Holdings *(misc. symbol)                           6                    5

  West Japan Railway                                     3                    9

  Yamanouchi Pharmaceutical                          1,000                   25

  Yamato Transport                                   1,000                   11

  YASKAWA Electric *                                 1,000                    2

  Total Japan (Cost $3,439)                                               2,478


  LUXEMBOURG  0.1%

  Common Stocks  0.1%

  Arcelor *                                            858                   10

  SES Global (1 FDR Represents 1 A share)              431                    2

  Total Luxembourg (Cost $13)                                                12

  NETHERLANDS  5.1%

  Common Stocks  5.1%

  ABN Amro Holdings (misc. symbol)                   3,712      $            63

  Aegon                                              3,440                   35

  Akzo Nobel                                           686                   15

  ASML Holding *                                     1,241                   11

  DSM                                                  172                    8

  European Aeronautic
  Defense & Space                                      754                    7

  Fortis (misc. symbol)                              1,530                   25

  Heineken                                             486                   18

  ING Groep                                          4,521                   74

  Koninklijke Numico                                   338                    3

  Philips Electronics                                3,162                   59

  Reed Elsevier (misc. symbol)                       1,831                   21

  Royal Ahold                                        2,071                    9

  Royal Dutch Petroleum                              4,940                  202

  Royal KPN *                                        4,059                   27

  TNT Post                                             826                   13

  Unilever                                           1,360                   86

  VNU                                                  622                   18

  Wolters Kluwer                                       668                    9

  Total Netherlands (Cost $961)                                             703


  NEW ZEALAND  0.2%

  Common Stocks  0.2%

  Air New Zealand *                                  1,979                    1

  Auckland International Airport                       120                    0

  Briscoe Group                                         95                    0

  Carter Holt Harvey                                 3,239                    3

  Contact Energy                                       255                    1

  Fisher & Paykel Appliances                            34                    0

  Fisher & Paykel Healthcare                           197                    1

  Fletcher Building                                    520                    1

  Independent Newspapers                               137                    0

  Infratil Limited                                     263                    0

  Kiwi Income Property Trust                         2,924                    2

  Natural Gas Corporation                                6      $             0

  Port of Tauranga Limited                              94                    0

  Ports of Auckland                                     30                    0

  Sanford                                              434                    2

  Sky City                                             630                    3

  Sky Network Television *                             136                    0

  Telecom Corp. of New Zealand                       4,958                   13

  Tower                                                950                    1

  Tranz Rail Holdings *                              1,329                    0

  Warehouse Group                                    1,391                    5

  Westpac Trust Investments                             74                    1

                                                                             34


  Preferred Stocks  0.0%

  Fletcher Challenge Forests *                       1,754                    1

                                                                              1

  Total New Zealand (Cost $30)                                               35


  NORWAY  0.5%

  Common Stocks  0.5%

  Bergesen, Series A                                    73                    2

  Bergesen, Series B                                    15                    0

  DnB Holding                                          702                    3

  EDB Business Partner *                               229                    1

  Gjensidige NOR ASA (misc. symbol)                    169                    6

  Hafslund, Series B                                    31                    0

  Kongsberg Gruppen *                                  360                    4

  Kvaerner, Series A *                               1,155                    1

  Leif Hoegh                                            16                    0

  Norsk Hydro                                          427                   18

  Norske Skogsindustrier                               376                    5

  Odfjell, Series A *                                    5                    0

  Opticom *                                            126                    2

  Orkla, Series A                                      411                    7

  Rieber & Son, Series A *                              90                    1

  Schibsted                                            131                    1

  Smedvig, Series B                                    245                    1

  Statoil                                            1,103                    9

  Storebrand ASA *                                     673      $             3

  Tanderg *                                            386                    1

  Telenor                                            1,202                    5

  Tomra Systems                                        321                    2

  Wilhelm Wilhelmsen, Series A                          11                    0

  Total Norway (Cost $81)                                                    72


  PORTUGAL  0.4%

  Common Stocks  0.4%

  Banco BPI                                          1,201                    3

  Banco Comercial Portugues                          4,532                    6

  Banco Espirito Santo                                 187                    3

  Brisa-Auto Estradas
  de Portugal                                          950                    5

  CIMPOR                                               255                    1

  Electricidade de Portugal                          4,815                    9

  Jeronimo Martins *                                    76                    1

  Portugal Telecom                                   2,930                   21

  PT Multimedia-Servicos de
  Telecomunicacoes e Multimedia *                      192                    3

  Sonae *                                            2,546                    1

  Total Portugal (Cost $64)                                                  53


  SINGAPORE  0.8%

  Common Stocks  0.8%

  BIL International *                                7,500                    2

  CapitaLand                                         1,000                    1

  Chartered Semiconductor Manufacturing *            3,000                    1

  City Developments                                  1,000                    2

  ComfortDelGro Corporation *                        5,012                    2

  Creative Technology                                  350                    2

  Datacraft Asia (USD) *                             2,000                    1

  DBS                                                2,000                   10

  Elec & Eltek (USD)                                 1,400                    3

  Haw Par                                              103                    0

  Jardine Strategic (USD)                              500                    1

  Keppel                                             1,000                    3

  MobileOne Limited                                  2,000                    2

  NatSteel                                           4,000      $             5

  Neptune Orient Lines *                             4,000                    3

  Overseas Chinese Banking                           2,000                   11

  Pacific Century Regional Developments *            7,000                    1

  Sembcorp Industries                                2,000                    1

  Sembcorp Logistics                                 2,000                    2

  Sembcorp Marine                                    5,000                    3

  Singapore Airlines                                 1,000                    5

  Singapore Press                                    1,000                    9

  Singapore Technologies Engineering                 4,000                    4

  Singapore Telecommunications                      11,000                    9

  Singapore Telecommunications CUFS

     (1 CDR represents 1 ordinary share)
     (AUD)                                           1,333                    1

  ST Assembly Test Services *                        4,000                    3

  United Industrial                                  1,000                    0

  United Overseas Bank                               2,520                   15

  Venture Manufacturing                              1,000                    8

  Want Want Holdings (USD)                           8,000                    5

  Total Singapore (Cost $143)                                               115


  SPAIN  3.9%

  Common Stocks  3.9%

  Acciona                                               78                    4

  Acerinox                                             157                    6

  Acesa Infraestructuras                               202                    3

  ACS                                                  115                    4

  Alba                                                 134                    3

  Altadis, Series A                                    717                   19

  Amadeus Global Travel Distribution                   920                    5

  Banco Bilbao Vizcaya Argentaria                    7,528                   76

  Banco Popular Espanol                                490                   24

  Banco Santander Central Hispano                   10,800                   85

  Bankinter                                            179                    5

  Cia Espanola de Petroleos                            262                    6

  Endesa                                             2,416                   34

  FCC                                                  198                    5

  Gas Natural                                          558      $            11

  Grupo Dragados                                       387                    7

  Iberdrola                                          2,048                   33

  Inditex                                              721                   14

  NH Hoteles *                                         247                    2

  Repsol                                             2,745                   40

  Telefonica                                        11,871                  132

  Terra Networks *                                     991                    5

  Union Electrica Fenosa                               576                    8

  Total Spain (Cost $536)                                                   531


  SWEDEN  2.5%

  Common Stocks  2.5%

  Assa Abloy                                           671                    6

  Atlas Copco, Series A                                247                    6

  Atlas Copco, Series B                                177                    4

  Electrolux, Series B (misc. symbol)                  851                   16

  Eniro                                                347                    3

  ForeningsSparbanken, Series A                        857                   12

  Gambro, Series A (misc. symbol)                      479                    3

  Gambro, Series B                                     194                    1

  Hennes & Mauritz, Series B                         1,372                   31

  Holmen, Series B                                     153                    4

  Industrivarden, Series A                             382                    5

  Industrivarden, Series C                             107                    1

  Investor, Series A (misc. symbol)                    628                    4

  Investor, Series B                                   971                    6

  iShares MSCI Sweden (USD)                          1,200                   13

  LM Ericsson, Series B *                           37,036                   34

  Modern Times *                                       129                    1

  Nordea (misc. symbol)                              6,743                   36

  Sandvik                                              620                   16

  SAS *                                                263                    1

  SAS (DKK) *                                           14                    0

  Scania, Series B                                      83                    2

  SEB, Series A                                      1,445                   15

  Securitas, Series B                                  673                    8

  Skandia Forsakrings                                2,105      $             6

  Skanska *                                            843                    5

  SKF, Series A                                         65                    2

  SKF, Series B                                        180                    5

  SSAB Svenskt Stal, Series A                          146                    2

  SSAB Svenskt Stal, Series B                          138                    2

  Svenska Cellulosa                                    445                   15

  Svenska Handelsbanken, Series A                    1,599                   25

  Swedish Match (misc. symbol)                       1,088                    8

  Tele2, Series B *                                    227                    8

  TeliaSonera *                                      1,731                    6

  TeliaSonera (EUR) *                                1,303                    5

  Volvo, Series A                                      389                    7

  Volvo, Series B                                      787                   16

  Total Sweden (Cost $410)                                                  340


  SWITZERLAND  7.3%

  Common Stocks  7.3%

  ABB *                                              2,649                    8

  Adecco                                               334                   13

  Baloise                                              167                    5

  Ciba Specialty Chemicals *                           145                   10

  Clariant                                             316                    3

  Compagnie Financiere Richemont                     1,262                   19

  Credit Suisse Group *                              2,845                   68

  Givaudan                                              20                    8

  Holcim                                                50                    9

  iShares MSCI Switzerland (USD)                       500                    6

  Lonza Group                                          124                    8

  Nestle (misc. symbol)                                925                  189

  Nobel Biocare Holding                                 65                    4

  Novartis                                           6,591                  260

  Pargesa                                                3                    6

  Roche (Bearer shares) (misc. symbol)                  77                    8

  Roche (Participation certificates)                 1,641                  104

  Swatch (Bearer shares)                                81                    7

  Swatch (Registered shares)                           331                    6

  Swiss Life Holding *                                  71      $             4

  Swiss Re                                             753                   49

  Swisscom                                              64                   20

  Syngenta *                                           259                   13

  UBS (misc. symbol)                                 2,934                  139

  Zurich Financial Services                            333                   35

  Total Switzerland (Cost $1,160)                                         1,001


  UNITED KINGDOM  26.7%

  Common Stocks  26.7%

  3i Group                                           1,298                   10

  Abbey National                                     3,405                   24

  Aegis                                              2,116                    2

  Alliance & Leicester                               1,081                   14

  Alliance Trust                                       165                    6

  Allied Domecq                                      2,631                   15

  Amvescap                                           1,786                   10

  Anglo American                                     3,432                   49

  Arm *                                              2,383                    2

  Associated British Foods                             955                    8

  AstraZeneca                                        4,052                  159

  Aviva                                              5,261                   37

  AWG *                                                670                    6

  Barclays                                          15,361                  106

  BBA                                                1,736                    5

  BG Group                                           8,109                   32

  BHP Billiton                                       5,693                   29

  BOC                                                1,159                   15

  Boots Group                                        1,815                   17

  BP                                                52,606                  334

  BPB                                                  819                    4

  Brambles                                           1,673                    5

  British Aerospace                                  7,142                   15

  British Airport Authorities                        2,445                   19

  British Airways *                                    824                    2

  British America Tobacco                            3,789                   36

  British Land                                       1,123                    7

  British Sky Broadcast *                            3,430      $            36

  BT Group                                          19,899                   57

  Bunzl                                              1,351                   10

  Cable & Wireless                                   6,199                    7

  Cadbury Schweppes                                  4,875                   27

  Capita                                             1,552                    6

  Carlton Communications                             1,100                    2

  Carnival                                             483                   12

  Centrica                                           9,726                   26

  Chubb                                              1,700                    2

  Compass                                            5,308                   24

  Corus *                                            5,396                    1

  Daily Mail & General Trust                           635                    6

  Diageo                                             7,393                   82

  Dixons                                             4,398                    8

  Edinburgh Investment Trust                         1,446                    6

  Electrocomponents                                  1,089                    5

  EMAP                                                 561                    7

  EMI                                                1,419                    3

  Exel                                                 807                    8

  FKI                                                2,503                    3

  Foreign and Colonial Investment Trust              2,732                    7

  Gallaher                                           1,559                   15

  GKN                                                1,795                    6

  GlaxoSmithKline                                   14,184                  285

  Granada                                            6,673                    7

  GUS                                                2,550                   24

  Hammerson                                            696                    5

  Hanson                                             1,551                    9

  Hays                                               3,578                    5

  HBOS                                               8,845                  104

  Hilton Group                                       3,695                    9

  HSBC Holdings                                     25,574                  280

  Imperial Chemical                                  2,398                    5

  Imperial Tobacco Group                             1,710                   29

  InterContinental Hotels *                          1,895                   12

  International Power *                              2,252                    4

  Investec                                             141      $             2

  Invesys                                            6,467                    2

  iShares MSCI United Kingdom (USD)                  2,700                   33

  J. Sainsbury                                       3,212                   12

  Johnson Matthey                                      524                    7

  Kingfisher                                         6,118                   24

  Land Securities Group                              1,086                   13


  Legal & General Group                             14,624                   18

  Lloyds TSB                                        13,081                   86

  LogicaCMG                                          2,100                    4

  Lonmin                                               305                    3

  Marks & Spencer Group                              5,143                   24

  Matalan                                              423                    1

  Misys                                              2,049                    6

  Mitchells & Butler *                               1,895                    6

  mm02 *                                            18,465                   16

  National Grid Group                                7,143                   47

  Next                                                 681                   10

  Northern Rock                                        937                   11

  Nycomed Amersham                                   1,663                   12

  Old Mutual                                         8,098                   12

  Pearson                                            1,780                   15

  Peninsular & Oriental Steam Navigation             2,273                    7

  Premier Farnell                                    1,283                    4

  Provident Financial                                  439                    4

  Prudential                                         4,553                   28

  Rank                                               1,222                    5

  Reckitt Benckiser                                  1,639                   29

  Reed Elsevier                                      2,894                   23

  Rentokil Initial                                   4,408                   13

  Reuters                                            3,010                    7

  Rexam                                              1,648                   10

  Rio Tinto                                          2,520                   48

  RMC                                                  624                    4

  Rolls Royce                                        3,960                    6

  Royal & Sun Alliance                               3,446                    6

  Royal Bank of Scotland                             6,793                  178

  SABM                                               2,172      $            15

  Safeway                                            2,517                   11

  Sage Group                                         3,116                    7

  Schroders                                            323                    3

  Schroders (Non-Voting Shares)                         88                    1

  Scottish & Newcastle                               1,829                   10

  Scottish & Southern Energy                         1,854                   19

  Scottish Mortgage & Trust                            610                    3

  Scottish Power                                     4,082                   25

  Severn Trent                                         879                   10

  Shell Transport & Trading                         22,792                  137

  Shire Pharmaceuticals *                            1,227                    8

  Slough Estates                                     1,151                    6

  Smith & Nephew                                     2,034                   14

  Smiths                                             1,304                   14

  Spirent                                            2,990                    1

  Standard Chartered                                 2,715                   30

  Tate & Lyle                                          957                    5

  Tesco                                             16,433                   52

  TI Automotive *                                      270                    0

  Tomkins                                            1,906                    6

  Unilever                                           6,808                   67

  United Business Media                              1,909                    8

  United Utilities                                   1,562                   15

  Vodafone                                         152,091                  300

  Vodafone ADR (USD)                                   700                   14

  WH Smith                                             482                    2

  Whitbread                                            611                    6

  Witan Investment Trust                             1,452                    6

  Wolseley                                           1,423                   14

  WPP Group                                          2,551                   18

  Total United Kingdom (Cost $4,292)                                      3,675


UNITED STATES  0.0%

Money Market Funds  0.0%

  T. Rowe Price Reserve
  Investment Fund, 1.30% #                           1,000      $             1

  Total United States (Cost $1)                                               1

  SECURITIES LENDING COLLATERAL 9.2%

  Money Market Pooled Account 9.2%

  Investments in money market pooled account managed by

  JPMorgan Chase Bank, London                    1,268,882      $         1,269

  Total Securities Lending
  Collateral (Cost $1,269)                                                1,269

  Total Investments in Securities
  109.1% of Net Assets (Cost $17,911)                           $        15,015

  Other Assets Less Liabilities

  Including $1,269 obligation to return
  securities lending collateral                                          (1,261)

  NET ASSETS                                                    $        13,754
                                                                ---------------

  Net Assets Consist of:


  Undistributed net
  investment income (loss)                                      $           125

  Undistributed net
  realized gain (loss)                                                     (689)

  Net unrealized gain (loss)                                             (2,894)

  Paid-in-capital applicable to
  2,041,640 shares of $0.01
  par value capital stock
  outstanding; 1,000,000,000
  shares of the Corporation authorized                                   17,212

  NET ASSETS                                                    $        13,754
                                                                ---------------



  NET ASSET VALUE PER SHARE                                     $          6.74
                                                                ---------------



             #  Seven-day yield

             *  Non-income producing

(misc. symbol)  All or a portion of this security is on loan at April 30,
                2003 - See Note 2

           ADR  American Depository Receipts

           AUD  Australian dollar

           DKK  Danish krone

           EUR  Euro

           HKD  Hong Kong dollar

           USD  United States dollar


The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                             6 Months
                                                                Ended
                                                              4/30/03
--------------------------------------------------------------------------------

Investment Income (Loss)

  Income

     Dividend (net of foreign taxes of $22)                $      165

     Securities lending                                             2

     Total income                                                 167

  Investment management and
  administrative expense                                           31

  Net investment income (loss)                                    136

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)

     Securities                                                  (273)

     Foreign currency transactions                                 (1)

     Net realized gain (loss)                                    (274)

  Change in net unrealized gain (loss)

     Securities                                                   492

     Other assets and liabilities

     denominated in foreign currencies                              1

     Change in net unrealized gain (loss)                         493

  Net realized and unrealized gain (loss)                         219

  INCREASE (DECREASE) IN NET

  ASSETS FROM OPERATIONS                                   $      355

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/03             10/31/02
--------------------------------------------------------------------------------

  Increase (Decrease) in Net Assets

  Operations

     Net investment
     income (loss)                         $           136      $           166

     Net realized
     gain (loss)                                      (274)                (286)

     Change in net
     unrealized gain (loss)                            493               (1,672)

     Increase (decrease) in net
     assets from operations                            355               (1,792)

  Distributions to shareholders

     Net investment income                            (173)                 (70)

  Capital share transactions*

     Shares sold                                     3,363                8,473

     Distributions reinvested                          133                   39

     Shares redeemed                                (1,955)              (2,122)

     Redemption fees                                  --                      1

     Increase (decrease) in net
     assets from capital
     share transactions                              1,541                6,391

  Net Assets

  Increase (decrease) during period                  1,723                4,529

  Beginning of period                               12,031                7,502

  End of period                            $        13,754      $        12,031
                                           ---------------      ---------------

  *Share information

     Shares sold                                       515                1,113

     Distributions reinvested                           21                    5

     Shares redeemed                                  (294)                (282)

     Increase (decrease) in
     shares outstanding                                242                  836



The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                     April 30, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price International Equity Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth, using the FTSE International Limited Developed ex North America Index.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Redemption Fee
     A 1% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2003, the value of loaned securities was $1,229,000; aggregate collateral consisted of $1,269,000 in the money market pooled account and U.S. government securities valued at $14,000.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $4,487,000 and $2,985,000, respectively, for the six months ended April 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2003.

     The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2002, the fund had $414,000 of unused capital loss carryforwards, of which $125,000 expire in 2009, and $289,000 expire in 2010.

     At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $17,911,000. Net unrealized loss aggregated $2,894,000 at period-end, of which $524,000 related to appreciated investments and $3,418,000 related to depreciated investments.


NOTE 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.


NOTE 5 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management and administrative agreement betwee the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At April 30, 2003, $13,000 was payable under the agreement.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees.


Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 12, 2003